MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST TWO WORLD TRADE CENTER,
LETTER TO THE SHAREHOLDERS MARCH 31, 2001               NEW YORK, NEW YORK 10048

DEAR SHAREHOLDER:

For most investors, the six-month period ended March 31, 2001, was an extraordinarily difficult time to be in the market. Concerns over profitability and high valuations, uncertainty surrounding the outcome of the U.S. presidential election and increasing evidence of a slowing economy led to broad market declines. This backdrop was particularly unfavorable for technology and telecommunications stocks. However, the rotation out of new-economy stocks has continued to benefit old-economy companies in such sectors as energy, health care and utilities.

Despite the reduced initial public offerings and secondary stock offerings during the period, the convertibles market remained an attractive financing alternative that companies continued to tap into to build their cash balances.

PERFORMANCE

For the six-month period ended March 31, 2001, Morgan Stanley Dean Witter Convertible Securities Trust's Class B shares posted a total return of -9.59 percent compared to -13.69 percent for the Goldman Sachs Convertible 100 Index.* For the same period, the Fund's Class A, C and D shares returned -9.29 percent, -9.61 percent and -9.18 percent, respectively. The performance of the Fund's four share classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

Core positions in health care (including pharmaceuticals) and energy helped the Fund outperform its benchmark during the period. The gains made by holdings in these sectors partially offset the steep decline in the Nasdaq composite index. An upgrade in overall credit quality with attractively valued underlying equities, along with swaps into higher-yielding bonds having relatively short maturities provided the Fund with greater downside protection during the market sell-off. In addition,

----------------

* The Goldman Sachs Convertible 100 Index tracks the performance of 100 equally weighted convertible issues with market capitalizations of at least $100 million. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST
LETTER TO THE SHAREHOLDERS MARCH 31, 2001, CONTINUED

the proliferation of high-credit-quality convertibles helped convertibles outperform the broader equity markets during the period.

PORTFOLIO STRATEGY

The Fund uses a growth-oriented, bottom-up approach to evaluate companies and determine their investment merits, seeking thus to identify companies and sectors with strong underlying fundamentals and solid long-term growth potential. The Fund has repositioned its sector weightings to better reflect the composition of the convertible universe, maintaining overweighted and underweighted positions based on the outlook for various industries. The inclusion of high-quality large-cap issues in its portfolio has improved the Fund's credit profile while offering significant equity participation. As of March 31, 2001, the Fund had only a small weighting of 1 percent in common stock.

In attempting to control volatility, the Fund generally focuses on issues with shorter maturities while diversifying its assets across a wide range of industries. The Fund also searches for convertibles with good risk/reward characteristics. These traits include a relatively high yield, to support the convertible if the underlying stock declines, and reasonable conversion premiums to help ensure participation in any appreciation of the underlying stock.

LOOKING AHEAD

Despite a weak showing in the first quarter of 2001, against a backdrop of declining corporate profitability and an uncertain economic environment, we believe the convertible market remains highly attractive from a risk/reward perspective. The recent narrowing of high-yield credit spreads and the more reasonable equity valuations that have resulted from the market decline substantiate this view. The Fund's increased exposure to larger-capitalization names may benefit it in difficult credit environments and provide broader participation in equity markets. It is our expectation that convertibles can perform well over the long run, offering competitive returns in modestly increasing, stable or declining equity markets, though they may tend to lag equities during very strong periods.

We appreciate your ongoing support of Morgan Stanley Dean Witter Convertible Securities Trust and look forward to continuing to serve your investment needs.

Very truly yours,

[/S/ CHARLES A. FIUMEFREDDO]             [/S/ MITCHELL M. MERIN]
CHARLES A. FIUMEFREDDO                   MITCHELL M. MERIN
CHAIRMAN OF THE BOARD                    PRESIDENT

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST
FUND PERFORMANCE MARCH 31, 2001

                                    AVERAGE ANNUAL TOTAL RETURNS
   ----------------------------------------------------------------------------------------------
                 CLASS A SHARES*                                  CLASS B SHARES**
   --------------------------------------------     ---------------------------------------------
   PERIOD ENDED 3/31/01                             PERIOD ENDED 3/31/01
   -------------------------                        -------------------------
   1 Year                     (10.52)%(1) (15.22)%(2) 1 Year                   (11.14)%(1) (15.44)%(2)
   Since Inception (7/28/97)   7.15 %(1) 5.59 %(2)  5 Years                    9.21 %(1)   8.93 %(2)
                                                    10 Years                   10.50 %(1)  10.50 %(2)

                  CLASS C SHARES+                                   CLASS D SHARES++
   ---------------------------------------------      ---------------------------------------------
   PERIOD ENDED 3/31/01                               PERIOD ENDED 3/31/01
   -------------------------                          -------------------------
   1 Year                     (11.15)%(1) (12.00)%(2) 1 Year                     (10.25)%(1)
   Since Inception (7/28/97)  6.34 %(1)   6.34 %(2)   Since Inception (7/28/97)  7.38 %(1)

  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST.
------------------------

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
 *   The maximum front-end sales charge for Class A is 5.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
 + The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.
++   Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST
PORTFOLIO OF INVESTMENTS MARCH 31, 2001 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                                                   COUPON   MATURITY
THOUSANDS                                                                                    RATE      DATE       VALUE
---------------------------------------------------------------------------------------------------------------------------
           CONVERTIBLE BONDS (62.1%)
           ADVERTISING/MARKETING SERVICES (0.5%)
 $ 2,000   Doubleclick Inc................................................................    4.75%  03/15/06  $  1,405,600
                                                                                                               ------------
           AEROSPACE & DEFENSE (0.9%)
   3,915   Spacehab, Inc. - 144A**........................................................    8.00   10/15/07     2,515,387
                                                                                                               ------------
           AIR FREIGHT/COURIERS (1.1%)
   3,000   United Parcel Service of America, Inc..........................................    1.75   09/27/07     3,107,040
                                                                                                               ------------
           APPAREL/FOOTWEAR (0.9%)
   5,000   Jones Apparel Group, Inc. - 144A**.............................................    0.00   02/01/21     2,556,600
                                                                                                               ------------
           AUTO PARTS: O.E.M. (1.0%)
   3,000   Magna International, Inc. (Canada).............................................    4.875  02/15/05     2,851,110
                                                                                                               ------------
           BIOTECHNOLOGY (1.6%)
   1,750   Alkermes, Inc..................................................................    3.75   02/15/07     1,036,962
   2,000   COR Therapeutics, Inc..........................................................    5.00   03/01/07     1,789,760
   1,000   Human Genome Sciences, Inc.....................................................    3.75   03/15/07       725,190
   1,000   ImClone Systems Inc............................................................    5.50   03/01/05       848,670
                                                                                                               ------------
                                                                                                                  4,400,582
                                                                                                               ------------
           BROADCASTING (2.1%)
   4,000   Clear Channel Communications, Inc..............................................    1.50   12/01/02     3,764,280
   2,500   Scandinavian Broadcasting System SA (Luxembourg)...............................    7.00   12/01/04     2,064,450
                                                                                                               ------------
                                                                                                                  5,828,730
                                                                                                               ------------
           CABLE/SATELLITE T V (4.5%)
   3,000   Adelphia Communications Corp...................................................    6.00   02/15/06     2,951,250
   2,600   Charter Communications, Inc....................................................    5.75   10/15/05     3,245,138
   2,500   Cox Communications Inc. - 144A**...............................................    0.348  02/23/21     1,825,975
   3,055   EchoStar Communications Corp...................................................    4.875  01/01/07     2,678,685
   2,500   Liberty Media Group - 144A**...................................................    3.50   01/15/31     1,873,875
                                                                                                               ------------
                                                                                                                 12,574,923
                                                                                                               ------------
           COMPUTER COMMUNICATIONS (1.2%)
   1,850   Juniper Networks, Inc..........................................................    4.75   03/15/07     1,342,841
   3,500   Redback Networks, Inc..........................................................    5.00   04/01/07     2,030,245
                                                                                                               ------------
                                                                                                                  3,373,086
                                                                                                               ------------
           CONTRACT DRILLING (1.4%)
   5,000   Pride International, Inc.......................................................    0.00   04/24/18     2,242,850
   2,700   Transocean Sedco Forex Inc.....................................................    0.00   05/24/20     1,575,261
                                                                                                               ------------
                                                                                                                  3,818,111
                                                                                                               ------------
           DATA PROCESSING SERVICES (1.6%)
   2,000   Affiliated Computer Services, Inc. - 144A**....................................    3.50   02/15/06     2,018,750

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST
PORTFOLIO OF INVESTMENTS MARCH 31, 2001 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                                                   COUPON   MATURITY
THOUSANDS                                                                                    RATE     DATE        VALUE
---------------------------------------------------------------------------------------------------------------------------
 $ 1,000   Bisys Group Inc. - 144A**......................................................    4.00%  03/15/06  $  1,025,000
   1,500   National Data Corp.............................................................    5.00   11/01/03     1,393,215
                                                                                                               ------------
                                                                                                                  4,436,965
                                                                                                               ------------
           ELECTRONIC COMPONENTS (1.0%)
   5,750   Solectron Corp.................................................................    0.00   05/08/20     2,874,022
                                                                                                               ------------
           ELECTRONIC PRODUCTION EQUIPMENT (3.1%)
   1,000   Advanced Energy Industries, Inc................................................    5.25   11/15/06       864,180
   2,000   ASM Lithorgraphy Holding N.V. (Netherlands) - 144A**...........................    4.25   11/30/04     1,883,160
   2,500   Integrated Process Equipment Corp..............................................    6.25   09/15/04     1,417,075
   4,000   Lam Research Corp..............................................................    5.00   09/01/02     4,399,120
                                                                                                               ------------
                                                                                                                  8,563,535
                                                                                                               ------------
           ENGINEERING & CONSTRUCTION (1.7%)
   4,000   Emcor Group, Inc...............................................................    5.75   04/01/05     4,667,400
                                                                                                               ------------
           ENVIRONMENTAL SERVICES (0.7%)
   2,000   Waste Management, Inc..........................................................    4.00   02/01/02     1,941,180
                                                                                                               ------------
           FOOD RETAIL (1.9%)
   5,000   JMH Finance Ltd. - 144A**......................................................    4.75   09/06/07     5,125,000
                                                                                                               ------------
           HOME IMPROVEMENT CHAINS (1.1%)
   4,750   Lowe's Companies Inc. - 144A**.................................................    0.00   02/16/21     3,051,162
                                                                                                               ------------
           HOSPITAL/NURSING MANAGEMENT (1.2%)
   1,340   Emeritus Corp. - 144A**........................................................    6.25   01/01/06       377,156
   5,000   Universal Health Services, Inc.................................................    0.426  06/23/20     2,950,000
                                                                                                               ------------
                                                                                                                  3,327,156
                                                                                                               ------------
           INDUSTRIAL CONGLOMERATES (0.7%)
   2,000   Hutchinson Whampoa Ltd. (Hong Kong) - 144A**...................................    2.875  09/15/03     1,928,750
                                                                                                               ------------
           INTERNET SOFTWARE/SERVICES (1.4%)
   4,500   At Home Corp...................................................................    4.75   12/15/06     2,748,465
   2,000   Exodus Communications, Inc.....................................................    4.75   07/15/08     1,090,780
                                                                                                               ------------
                                                                                                                  3,839,245
                                                                                                               ------------
           MAJOR TELECOMMUNICATIONS (3.8%)
   2,500   Bell Atlantic Financial Service - 144A** (exchangeable into Cable & Wireless
             Communications common stock).................................................    4.25   09/15/05     2,500,000
   5,000   Bell Atlantic Financial Service - 144A** (exchangeable into Telecom
             Corporation of New Zealand common stock).....................................    5.75   04/01/03     4,981,250

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST
PORTFOLIO OF INVESTMENTS MARCH 31, 2001 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                                                   COUPON   MATURITY
THOUSANDS                                                                                    RATE     DATE        VALUE
---------------------------------------------------------------------------------------------------------------------------
 $ 2,500   Telefonos de Mexico S.A. (Mexico)..............................................    4.25%  06/15/04  $  3,001,325
                                                                                                               ------------
                                                                                                                 10,482,575
                                                                                                               ------------
           MANAGED HEALTH CARE (0.6%)
   2,000   Wellpoint Health Networks, Inc.................................................    0.00   07/02/19     1,599,820
                                                                                                               ------------
           MEDIA CONGLOMERATES (1.7%)
   3,800   America Online, Inc............................................................    0.00   12/06/19     1,984,588
   6,000   News America Inc. - 144A**.....................................................    0.00   02/28/21     2,829,000
                                                                                                               ------------
                                                                                                                  4,813,588
                                                                                                               ------------
           MEDICAL DISTRIBUTORS (0.5%)
   1,100   Amerisource Health Corp. - 144A**..............................................    5.00   12/01/07     1,293,677
                                                                                                               ------------
           MEDICAL SPECIALTIES (1.0%)
   4,275   Alza Corp. - 144A**............................................................    0.00   07/28/20     2,826,459
                                                                                                               ------------
           MEDICAL/NURSING SERVICES (0.2%)
     488   Continucare Corp. - 144A**.....................................................    7.00   10/31/02       243,903
     257   Greenery Rehabilitation Group, Inc.............................................    8.75   04/01/15       221,020
                                                                                                               ------------
                                                                                                                    464,923
                                                                                                               ------------
           MISCELLANEOUS COMMERCIAL SERVICES (0.2%)
     750   CheckFree Holdings Corp........................................................    6.50   12/01/06       583,568
                                                                                                               ------------
           MISCELLANEOUS MANUFACTURING (1.0%)
   3,000   Thermo Electron Corp. - 144A*..................................................    4.25   01/01/03     2,848,980
                                                                                                               ------------
           OIL & GAS PRODUCTION (2.0%)
   3,775   Anadarko Petroleum Corp........................................................    0.00   03/07/20     3,002,824
   2,000   Kerr-McGee Corp................................................................    5.25   02/15/10     2,468,420
                                                                                                               ------------
                                                                                                                  5,471,244
                                                                                                               ------------
           OILFIELD SERVICES/EQUIPMENT (2.3%)
   2,000   Baker Hughes, Inc..............................................................    0.00   05/05/08     1,594,540
   2,000   Hanover Compress Co............................................................    4.75   03/15/08     1,996,250
   4,500   Weatherford International, Inc.................................................    0.00   06/30/20     2,843,550
                                                                                                               ------------
                                                                                                                  6,434,340
                                                                                                               ------------
           PACKAGED SOFTWARE (1.7%)
   2,425   Mercury Interactive - 144A**...................................................    4.75   07/01/07     1,790,596
   8,000   Network Associates, Inc........................................................    0.00   02/13/18     2,896,320
                                                                                                               ------------
                                                                                                                  4,686,916
                                                                                                               ------------
           PHARMACEUTICALS: MAJOR (0.9%)
   3,500   Roche Holdings Inc. - 144A**...................................................    0.00   01/19/15     2,559,375
                                                                                                               ------------
           PHARMACEUTICALS: OTHER (2.7%)
   3,600   Allergan Inc. - 144A**.........................................................    0.00   11/01/20     2,242,116
   1,000   Aviron.........................................................................    5.25   02/01/08       900,000
   3,000   Elan Finance Corp. Ltd.........................................................    0.00   12/14/18     2,354,070

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST
PORTFOLIO OF INVESTMENTS MARCH 31, 2001 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                                                   COUPON   MATURITY
THOUSANDS                                                                                    RATE     DATE        VALUE
---------------------------------------------------------------------------------------------------------------------------
 $ 2,000   Teva Pharmaceuticals Industries Ltd. (Israel) - 144A**.........................    1.50%  10/15/05  $  1,985,320
                                                                                                               ------------
                                                                                                                  7,481,506
                                                                                                               ------------
           PROPERTY - CASUALTY INSURERS (0.5%)
     500   Berkshire Hathaway, Inc........................................................    1.00   12/02/01     1,337,050
                                                                                                               ------------
           REAL ESTATE INVESTMENT TRUSTS (1.4%)
   4,000   Macerich Co. (Eurobond)........................................................    7.25   12/15/02     3,820,000
                                                                                                               ------------
           SEMICONDUCTORS (7.4%)
   3,500   Analog Devices, Inc............................................................    4.75   10/01/05     3,087,875
   3,000   Burr-Brown Corp................................................................    4.25   02/15/07     3,332,190
   3,650   Cypress Semiconductor Corp.....................................................    3.75   07/01/05     2,850,577
   4,250   LSI Logic Corp.................................................................    4.00   02/15/05     3,380,748
   3,000   Semtech Corp...................................................................    4.50   02/01/07     2,793,210
   3,000   TranSwitch Corp................................................................    4.50   09/12/05     1,997,310
   4,000   Vitesse Semiconductor Corp.....................................................    4.00   03/15/05     2,967,600
                                                                                                               ------------
                                                                                                                 20,409,510
                                                                                                               ------------
           SPECIALTY TELECOMMUNICATIONS (1.3%)
   3,000   American Tower Corp............................................................    5.00   02/15/10     2,341,410
   1,750   SA Telecommunications, Inc. - 144A** (a).......................................   10.00   08/15/06        53,047
   2,500   XO Communications, Inc. - 144A**...............................................    5.75   01/15/09     1,178,150
                                                                                                               ------------
                                                                                                                  3,572,607
                                                                                                               ------------
           TELECOMMUNICATION EQUIPMENT (2.3%)
   1,000   Ciena Corp.....................................................................    3.75   02/01/08       762,700
   3,250   Comverse Technology Inc. - 144A**..............................................    1.50   12/01/05     2,732,730
   2,000   Corning Inc....................................................................    0.00   11/08/15     1,178,000
   1,000   Cyras Systems, Inc. - 144A**...................................................    4.50   08/15/05     1,125,000
     440   Oak Industries, Inc............................................................    4.875  03/01/08       603,962
                                                                                                               ------------
                                                                                                                  6,402,392
                                                                                                               ------------
           WIRELESS COMMUNICATIONS (1.0%)
   4,000   Nextel Communications, Inc.....................................................    5.25   01/15/10     2,652,800
                                                                                                               ------------

           TOTAL CONVERTIBLE BONDS
           (COST $190,016,481)...............................................................................   171,926,914
                                                                                                               ------------

NUMBER OF
 SHARES
---------
           CONVERTIBLE PREFERRED STOCKS (27.9%)
           ALTERNATIVE POWER GENERATION (3.3%)
  50,000   AES Trust III $3.375...................................................................     3,917,500
  50,000   Calpine Capital Trust III - 144A** $3.25*..............................................     3,611,875

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST
PORTFOLIO OF INVESTMENTS MARCH 31, 2001 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
  50,000   NRG Energy, Inc........................................................................  $  1,650,000
                                                                                                    ------------
                                                                                                       9,179,375
                                                                                                    ------------
           AUTO PARTS: O.E.M. (0.0%)
 120,000   BTI Capital Trust -144A** $3.25*.......................................................        15,000
                                                                                                    ------------
           BIOTECHNOLOGY (0.9%)
  63,500   Sicor Inc. - 144A** $3.75..............................................................     2,428,875
                                                                                                    ------------
           BROADCASTING (0.3%)
     750   Radio One Inc. - 144A** $65.00.........................................................       735,938
                                                                                                    ------------
           CABLE/SATELLITE T V (2.0%)
  51,500   Cox Communications Inc. $3.50..........................................................     3,064,250
  17,000   TCI Pacific Communications, Inc. $2.50.................................................     2,365,656
                                                                                                    ------------
                                                                                                       5,429,906
                                                                                                    ------------
           CONTAINERS/PACKAGING (0.7%)
  55,000   Sealed Air Corp. (Series A) $2.00......................................................     2,024,000
                                                                                                    ------------
           DATA PROCESSING SERVICES (0.7%)
  44,000   Amdocs Automatic Common Exchange Securities $1.515.....................................     1,870,000
                                                                                                    ------------
           DISCOUNT STORES (0.4%)
  27,300   Kmart Financing I $3.875...............................................................     1,116,570
                                                                                                    ------------
           ELECTRIC UTILITIES (1.8%)
  32,500   Alliant Energy Resources, Inc. $4.912..................................................     1,502,646
  10,000   Mirant Trust I $3.125..................................................................       745,000
  80,000   UtiliCorp United Inc. $2.438...........................................................     2,724,000
                                                                                                    ------------
                                                                                                       4,971,646
                                                                                                    ------------
           HOME FURNISHINGS (0.3%)
  19,700   Newell Financial Trust I $2.63.........................................................       769,462
                                                                                                    ------------
           HOUSEHOLD/PERSONAL CARE (0.9%)
  35,000   Estee Lauder Automatic Common Exchange Security Trust $5.406...........................     2,542,050
                                                                                                    ------------
           INDUSTRIAL CONGLOMERATES (0.2%)
  41,800   DECS Trust VI $2.465...................................................................       595,650
                                                                                                    ------------
           LIFE/HEALTH INSURANCE (0.7%)
  20,000   MetLife Capital Trust I $4.00..........................................................     1,890,000
                                                                                                    ------------
           MAJOR BANKS (1.1%)
 110,000   National Australia Bank, Ltd. $1.969 (Australia) (Units)+..............................     2,975,500
                                                                                                    ------------
           MAJOR TELECOMMUNICATIONS (1.0%)
  60,600   BroadWing, Inc. $3.375.................................................................     2,848,200
                                                                                                    ------------
           MOVIES/ENTERTAINMENT (0.8%)
  75,000   Six Flags, Inc. $4.05..................................................................     2,204,250
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST
PORTFOLIO OF INVESTMENTS MARCH 31, 2001 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           OIL & GAS PIPELINES (1.9%)
  65,000   Coastal Corp. $1.656...................................................................  $  2,912,000
  65,000   Enron Corp. $1.558.....................................................................     2,382,250
                                                                                                    ------------
                                                                                                       5,294,250
                                                                                                    ------------
           OIL & GAS PRODUCTION (2.2%)
  38,000   Apache Corp. $2.015....................................................................     1,844,140
  55,400   Kerr-McGee Corp. $1.825................................................................     2,969,440
  21,500   Newfield Financial Trust I $3.25.......................................................     1,225,500
                                                                                                    ------------
                                                                                                       6,039,080
                                                                                                    ------------
           PHARMACEUTICALS: MAJOR (1.1%)
  67,000   Pharmacia Corp. $2.60..................................................................     2,991,550
                                                                                                    ------------
           PROPERTY - CASUALTY INSURERS (0.5%)
  19,000   ACE Ltd. $4.125........................................................................     1,444,000
                                                                                                    ------------
           PUBLISHING: NEWSPAPERS (0.8%)
  21,700   Tribune Co. $3.14......................................................................     2,089,710
                                                                                                    ------------
           PULP & PAPER (1.1%)
  72,000   International Paper Capital Trust $2.625...............................................     3,130,920
                                                                                                    ------------
           RAILROADS (2.0%)
  65,000   Canadian National Railway Co. $2.625 (Canada)..........................................     3,490,500
  40,400   Union Pacific Capital Trust $3.125.....................................................     1,970,429
                                                                                                    ------------
                                                                                                       5,460,929
                                                                                                    ------------
           REGIONAL BANKS (1.3%)
 100,000   CNB Capital Trust I $1.50..............................................................     3,600,000
                                                                                                    ------------
           SPECIALTY TELECOMMUNICATIONS (1.2%)
  10,000   Global Crossing Ltd. $16.875 (Bermuda).................................................     1,509,090
  97,500   Intermedia Communications, Inc. $1.75..................................................     1,934,790
                                                                                                    ------------
                                                                                                       3,443,880
                                                                                                    ------------
           TOOLS/HARDWARE (0.7%)
 109,000   Metromedia International Group, Inc. $3.625............................................     2,027,400
                                                                                                    ------------

           TOTAL CONVERTIBLE PREFERRED STOCKS
           (COST $84,037,864).....................................................................    77,118,141
                                                                                                    ------------

           COMMON STOCKS (1.1%)
           MEDICAL/NURSING SERVICES (0.1%)
 756,097   Continuecare Corp......................................................................       226,829
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST
PORTFOLIO OF INVESTMENTS MARCH 31, 2001 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           PHARMACEUTICALS: MAJOR (1.0%)
  32,942   Johnson & Johnson......................................................................  $  2,881,437
                                                                                                    ------------

           TOTAL COMMON STOCKS
           (COST $4,854,041)......................................................................     3,108,266
                                                                                                    ------------

PRINCIPAL
AMOUNT IN                                                                          COUPON  MATURITY
THOUSANDS                                                                           RATE     DATE
---------                                                                          ------  --------
           SHORT-TERM INVESTMENT (7.0%)
           REPURCHASE AGREEMENT
$ 19,294   Joint repurchase agreement account (dated 03/30/01;
             proceeds $19,302,524) (b)
             (COST $19,294,000)..................................................   5.30%  04/02/01    19,294,000
                                                                                                     ------------

TOTAL INVESTMENTS
(COST $298,202,386) (C)...................................................................   98.1%    271,447,321

OTHER ASSETS IN EXCESS OF LIABILITIES.....................................................    1.9       5,311,848
                                                                                            -----   -------------

NET ASSETS................................................................................  100.0%  $ 276,759,169
                                                                                            -----   -------------
                                                                                            -----   -------------

---------------------

 *   Non-income producing security.
**   Resale is restricted to qualified institutional investors.
 + Consists of more than one class of securities traded together as a unit; stocks with attached warrants.
(a)  Non-income producing security; bond in default.
(b)  Collateralized by Federal Agency and U.S. Treasury obligations.
(c) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $15,074,250 and the aggregate gross unrealized depreciation is $41,829,315, resulting in net unrealized depreciation of $26,755,065.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2001 (UNAUDITED)

ASSETS:
Investments in securities, at value (cost $298,202,386).......................................  $271,447,321
Cash..........................................................................................           771
Receivable for:
    Investments sold..........................................................................     4,717,582
    Interest..................................................................................     1,629,177
    Shares of beneficial interest sold........................................................       690,183
    Dividends.................................................................................       375,616
Prepaid expenses and other assets.............................................................        48,433
                                                                                                ------------
     TOTAL ASSETS.............................................................................   278,909,083
                                                                                                ------------
LIABILITIES:
Payable for:
    Investments purchased.....................................................................     1,500,000
    Plan of distribution fee..................................................................       234,941
    Shares of beneficial interest repurchased.................................................       159,979
    Investment management fee.................................................................       143,844
Accrued expenses and other payables...........................................................       111,150
                                                                                                ------------
     TOTAL LIABILITIES........................................................................     2,149,914
                                                                                                ------------
     NET ASSETS...............................................................................  $276,759,169
                                                                                                ============
COMPOSITION OF NET ASSETS:
Paid-in-capital...............................................................................  $307,530,375
Net unrealized depreciation...................................................................   (26,755,065)
Accumulated undistributed net investment income...............................................     3,213,933
Accumulated net realized loss.................................................................    (7,230,074)
                                                                                                ------------
     NET ASSETS...............................................................................  $276,759,169
                                                                                                ============
CLASS A SHARES:
Net Assets....................................................................................    $2,741,986
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................       179,288
     NET ASSET VALUE PER SHARE................................................................        $15.29
                                                                                                ============
     MAXIMUM OFFERING PRICE PER SHARE,
       (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)........................................        $16.14
                                                                                                ============
CLASS B SHARES:
Net Assets....................................................................................  $265,224,872
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................    17,341,803
     NET ASSET VALUE PER SHARE................................................................        $15.29
                                                                                                ============
CLASS C SHARES:
Net Assets....................................................................................    $4,953,295
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................       324,922
     NET ASSET VALUE PER SHARE................................................................        $15.24
                                                                                                ============
CLASS D SHARES:
Net Assets....................................................................................    $3,839,016
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................       250,991
     NET ASSET VALUE PER SHARE................................................................        $15.30
                                                                                                ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2001 (UNAUDITED)

NET INVESTMENT INCOME:

INCOME
Interest......................................................................................  $  5,283,222
Dividends.....................................................................................     2,294,618
                                                                                                ------------

     TOTAL INCOME.............................................................................     7,577,840
                                                                                                ------------

EXPENSES
Plan of distribution fee (Class A shares).....................................................         3,528
Plan of distribution fee (Class B shares).....................................................     1,388,282
Plan of distribution fee (Class C shares).....................................................        25,886
Investment management fee.....................................................................       866,717
Transfer agent fees and expenses..............................................................       165,592
Shareholder reports and notices...............................................................        35,719
Professional fees.............................................................................        31,141
Registration fees.............................................................................        26,224
Custodian fees................................................................................        13,255
Trustees' fees and expenses...................................................................         8,505
Other.........................................................................................         7,336
                                                                                                ------------

     TOTAL EXPENSES...........................................................................     2,572,185
                                                                                                ------------

     NET INVESTMENT INCOME....................................................................     5,005,655
                                                                                                ------------

NET REALIZED AND UNREALIZED LOSS:
Net realized loss.............................................................................    (4,300,088)
Net change in unrealized appreciation.........................................................   (30,241,482)
                                                                                                ------------

     NET LOSS.................................................................................   (34,541,570)
                                                                                                ------------

NET DECREASE..................................................................................  $(29,535,915)
                                                                                                ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                           FOR THE SIX       FOR THE YEAR
                                                                           MONTHS ENDED         ENDED
                                                                          MARCH 31, 2001  SEPTEMBER 30, 2000
------------------------------------------------------------------------------------------------------------
                                                                           (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income...................................................   $  5,005,655      $  9,115,281
Net realized gain (loss)................................................     (4,300,088)       48,588,509
Net change in unrealized appreciation...................................    (30,241,482)       16,994,467
                                                                           ------------      ------------

     NET INCREASE (DECREASE)............................................    (29,535,915)       74,698,257
                                                                           ------------      ------------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A shares..........................................................        (62,551)         (173,194)
Class B shares..........................................................     (4,854,329)      (11,567,746)
Class C shares..........................................................        (93,350)         (177,330)
Class D shares..........................................................        (80,789)          (90,430)
                                                                           ------------      ------------

     TOTAL DIVIDENDS....................................................     (5,091,019)      (12,008,700)
                                                                           ------------      ------------
Net increase from transactions in shares of beneficial interest.........      2,451,497        10,723,520
                                                                           ------------      ------------

     NET INCREASE (DECREASE)............................................    (32,175,437)       73,413,077

NET ASSETS:
Beginning of period.....................................................    308,934,606       235,521,529
                                                                           ------------      ------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $3,213,933 AND
    $3,299,297, RESPECTIVELY)...........................................   $276,759,169      $308,934,606
                                                                           ============      ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS MARCH 31, 2001 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Convertible Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek a high level of total return on its assets through a combination of current income and capital appreciation. The Fund was organized as a Massachusetts business trust on May 21, 1985 and commenced operations on October 31, 1985. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) certain portfolio securities may be valued by an outside pricing service approved

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS MARCH 31, 2001 (UNAUDITED) CONTINUED

by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and
(5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. JOINT REPURCHASE AGREEMENT ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements for cash, or U.S. Treasury or Federal Agency obligations.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS MARCH 31, 2001 (UNAUDITED) CONTINUED

federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with the Investment Manager, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined as of the close of each business day: 0.60% to the portion of the daily net assets not exceeding $750 million; 0.55% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.50% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.475% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.45% to the portion of daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.425% to the portion of daily net assets exceeding $3 billion.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS MARCH 31, 2001 (UNAUDITED) CONTINUED

reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $91,360,418 at March 31, 2001.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended March 31, 2001, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended March 31, 2001, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $134,022 and $1,335, respectively and received $7,106 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended March 31, 2001 aggregated $171,417,472 and $167,038,241, respectively.

For the six months ended March 31, 2001, the Fund incurred brokerage commissions of $1,125 with Morgan Stanley DW Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

For the six months ended March 31, 2001, the Fund incurred brokerage commissions of $500 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At March 31, 2001, the Fund had transfer agent fees and expenses payable of approximately $3,600.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS MARCH 31, 2001 (UNAUDITED) CONTINUED

time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended March 31, 2001 included in Trustees' fees and expenses in the Statement of Operations amounted to $2,907. At March 31, 2001, the Fund had an accrued pension liability of $53,427 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. FEDERAL INCOME TAX STATUS

At September 30, 2000 the Fund had a net capital loss carryover of approximately $2,581,000 which will be available through September 30, 2007 to offset future capital gains to the extent provided by regulations.

At September 30, 2000, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

6. CHANGE IN ACCOUNTING POLICY

Effective October 1, 2001, the Fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies as revised, and, as required, begin amortizing premiums on debt securities. The cumulative effect of this accounting change will have no impact on the net assets of the Fund, but will result in a decrease in the cost of securities and a corresponding increase to unrealized appreciation/depreciation based on securities held as of September 30, 2001.

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS MARCH 31, 2001 (UNAUDITED) CONTINUED

7. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                 FOR THE SIX                   FOR THE YEAR
                                                                MONTHS ENDED                       ENDED
                                                               MARCH 31, 2001               SEPTEMBER 30, 2000
                                                          -------------------------      -------------------------
                                                                 (UNAUDITED)
                                                            SHARES        AMOUNT           SHARES        AMOUNT
                                                          ----------   ------------      ----------   ------------
CLASS A SHARES
Sold....................................................   1,333,426   $ 21,361,148       2,234,888   $ 36,412,837
Reinvestment of dividends...............................       3,324         51,363           4,414         74,271
Redeemed................................................  (1,304,767)   (20,936,670)     (2,174,807)   (35,353,349)
                                                          ----------   ------------      ----------   ------------
Net increase - Class A..................................      31,983        475,841          64,495      1,133,759
                                                          ----------   ------------      ----------   ------------

CLASS B SHARES
Sold....................................................   3,112,525     49,519,426       5,143,466     87,901,083
Reinvestment of dividends...............................     254,971      3,938,833         560,459      9,322,906
Redeemed................................................  (3,316,415)   (52,697,694)     (5,467,632)   (92,276,914)
                                                          ----------   ------------      ----------   ------------
Net increase - Class B..................................      51,081        760,565         236,293      4,947,075
                                                          ----------   ------------      ----------   ------------

CLASS C SHARES
Sold....................................................      49,919        793,969         151,647      2,577,327
Reinvestment of dividends...............................       4,863         74,849           8,511        141,837
Redeemed................................................     (47,538)      (743,811)        (54,353)      (901,245)
                                                          ----------   ------------      ----------   ------------
Net increase - Class C..................................       7,244        125,007         105,805      1,817,919
                                                          ----------   ------------      ----------   ------------

CLASS D SHARES
Sold....................................................      74,553      1,166,329         883,984     14,249,821
Reinvestment of dividends...............................         544          8,387              77          1,288
Redeemed................................................      (5,254)       (84,632)       (704,267)   (11,426,342)
                                                          ----------   ------------      ----------   ------------
Net increase - Class D..................................      69,843      1,090,084         179,794      2,824,767
                                                          ----------   ------------      ----------   ------------
Net increase in Fund....................................     160,151   $  2,451,497         586,387   $ 10,723,520
                                                          ==========   ============      ==========   ============

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                  FOR THE PERIOD
                FOR THE SIX            FOR THE YEAR ENDED SEPTEMBER 30,           JULY 28, 1997*
                MONTHS ENDED        --------------------------------------           THROUGH
               MARCH 31, 2001         2000           1999           1998        SEPTEMBER 30, 1997
--------------------------------------------------------------------------------------------------
                (UNAUDITED)
CLASS A
SHARES++

SELECTED PER
SHARE DATA:

Net asset
 value,
 beginning
 of
 period...         $17.23            $13.57         $12.45         $15.07             $14.31
                   ------            ------         ------         ------             ------

Income
 (loss) from
 investment
 operations:
   Net
  investment
   income...         0.33              0.65           0.72           0.75               0.13
   Net
   realized
   and
  unrealized
   gain
   (loss)...        (1.93)             3.83           1.18          (2.68)              0.78
                   ------            ------         ------         ------             ------

Total income
 (loss) from
 investment
 operations......      (1.60)          4.48           1.90          (1.93)              0.91
                   ------            ------         ------         ------             ------

Less
 dividends
 from net
 investment
 income...          (0.34)            (0.82)         (0.78)         (0.69)             (0.15)
                   ------            ------         ------         ------             ------

Net asset
 value, end
 of
 period...         $15.29            $17.23         $13.57         $12.45             $15.07
                   ======            ======         ======         ======             ======

TOTAL
RETURN+...          (9.29)%(1)        33.32%         15.64%        (13.38)%             6.40%(1)

RATIOS TO
AVERAGE NET
ASSETS:
Expenses...          1.04 %(2)(3)      1.04%(3)       1.06%(3)       1.05 %(3)          1.15%(2)

Net
 investment
 income...           4.21 %(2)(3)      3.91%(3)       5.31%(3)       5.16 %(3)          5.03%(2)

SUPPLEMENTAL
DATA:
Net assets,
 end of
 period, in
thousands...       $2,742            $2,538         $1,124           $963                $50

Portfolio
 turnover
 rate....              63 %(1)          160%            87%            95 %              182%

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST
FINANCIAL HIGHLIGHTS, CONTINUED

                 FOR THE SIX                        FOR THE YEAR ENDED SEPTEMBER 30
                 MONTHS ENDED        -------------------------------------------------------------
               MARCH 31, 2001++       2000++        1999++        1998++       1997*++      1996
---------------------------------------------------------------------------------------
                 (UNAUDITED)
CLASS B
SHARES

SELECTED PER
SHARE DATA:

Net asset
 value,
 beginning
 of
 period...          $17.22             $13.57        $12.45        $15.07        $12.72     $11.67
                    ------             ------        ------        ------        ------     ------

Income
 (loss) from
 investment
 operations:
   Net
  investment
   income...          0.28               0.52          0.61          0.65          0.60       0.55
   Net
   realized
   and
  unrealized
   gain
   (loss)...         (1.93)              3.82          1.18         (2.70)         2.31       1.12
                    ------             ------        ------        ------        ------     ------

Total income
 (loss) from
 investment
 operations......       (1.65)           4.34          1.79         (2.05)         2.91       1.67
                    ------             ------        ------        ------        ------     ------

Less
 dividends
 from net
 investment
 income...           (0.28)             (0.69)        (0.67)        (0.57)        (0.56)     (0.62)
                    ------             ------        ------        ------        ------     ------

Net asset
 value, end
 of
 period...          $15.29             $17.22        $13.57        $12.45        $15.07     $12.72
                    ======             ======        ======        ======        ======     ======

TOTAL
RETURN+...           (9.59)%(1)         32.23%        14.62%       (14.01)%       23.38%     14.70%

RATIOS TO
AVERAGE NET
ASSETS:
Expenses...           1.80 %(2)(3)       1.80%(3)      1.85%(3)      1.81 %(3)     1.84%      1.89%

Net
 investment
 income...            3.45 %(2)(3)       3.15%(3)      4.52%(3)      4.40 %(3)     4.45%      4.78%

SUPPLEMENTAL
DATA:
Net assets,
 end of
 period, in
thousands...      $265,225           $297,821      $231,510      $263,443      $316,633   $234,334

Portfolio
 turnover
 rate....               63 %(1)           160%           87%           95 %         182%       171%

---------------------

 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                  FOR THE PERIOD
                FOR THE SIX            FOR THE YEAR ENDED SEPTEMBER 30,           JULY 28, 1997*
                MONTHS ENDED        --------------------------------------           THROUGH
               MARCH 31, 2001         2000           1999           1998        SEPTEMBER 30, 1997
--------------------------------------------------------------------------------------------------
                (UNAUDITED)
CLASS C
SHARES++

SELECTED PER
SHARE DATA:

Net asset
 value,
 beginning
 of
 period...         $17.17            $13.54         $12.43         $15.06             $14.31
                   ------            ------         ------         ------             ------

Income
 (loss) from
 investment
 operations:
   Net
  investment
   income...         0.27              0.53           0.63           0.64               0.12
   Net
   realized
   and
  unrealized
   gain
   (loss)...        (1.92)             3.80           1.17          (2.68)              0.77
                   ------            ------         ------         ------             ------

Total income
 (loss) from
 investment
 operations......      (1.65)          4.33           1.80          (2.04)              0.89
                   ------            ------         ------         ------             ------

Less
 dividends
 from net
 investment
 income...          (0.28)            (0.70)         (0.69)         (0.59)             (0.14)
                   ------            ------         ------         ------             ------

Net asset
 value, end
 of
 period...         $15.24            $17.17         $13.54         $12.43             $15.06
                   ======            ======         ======         ======             ======

TOTAL
RETURN+...          (9.61)%(1)        32.26%         14.83%        (14.07)%             6.26%(1)

RATIOS TO
AVERAGE NET
ASSETS:
Expenses...          1.80 %(2)(3)      1.80%(3)       1.73%(3)       1.81 %(3)          1.92%(2)

Net
 investment
 income...           3.45 %(2)(3)      3.15%(3)       4.64%(3)       4.40 %(3)          4.52%(2)

SUPPLEMENTAL
DATA:
Net assets,
 end of
 period, in
thousands...       $4,953            $5,455         $2,869         $2,390               $620

Portfolio
 turnover
 rate....              63 %(1)          160%            87%            95 %              182%

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                  FOR THE PERIOD
                FOR THE SIX            FOR THE YEAR ENDED SEPTEMBER 30,           JULY 28, 1997*
                MONTHS ENDED        --------------------------------------           THROUGH
               MARCH 31, 2001         2000           1999           1998        SEPTEMBER 30, 1997
--------------------------------------------------------------------------------------------------
                (UNAUDITED)
CLASS D
SHARES++

SELECTED PER
SHARE DATA:

Net asset
 value,
 beginning
 of
 period...         $17.23            $13.57         $12.44         $15.08             $14.31
                   ------            ------         ------         ------             ------

Income
 (loss) from
 investment
 operations:
   Net
  investment
   income...         0.36              0.74           0.79           0.79               0.13
   Net
   realized
   and
  unrealized
   gain
   (loss)...        (1.93)             3.77           1.15          (2.71)              0.80
                   ------            ------         ------         ------             ------

Total income
 (loss) from
 investment
 operations......      (1.57)          4.51           1.94          (1.92)              0.93
                   ------            ------         ------         ------             ------

Less
 dividends
 from net
 investment
 income...          (0.36)            (0.85)         (0.81)         (0.72)             (0.16)
                   ------            ------         ------         ------             ------

Net asset
 value, end
 of
 period...         $15.30            $17.23         $13.57         $12.44             $15.08
                   ======            ======         ======         ======             ======

TOTAL
RETURN+...          (9.18)%(1)        33.68%         15.81%        (13.19)%             6.42%(1)

RATIOS TO
AVERAGE NET
ASSETS:
Expenses...          0.80 %(2)(3)      0.80%(3)       0.85%(3)       0.81 %(3)          0.89%(2)

Net
 investment
 income...           4.45 %(2)(3)      4.15%(3)       5.52%(3)       5.40 %(3)          4.94%(2)

SUPPLEMENTAL
DATA:
Net assets,
 end of
 period, in
thousands...       $3,839            $3,121            $18         $1,696                $21

Portfolio
 turnover
 rate....              63 %(1)          160%            87%            95 %              182%

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS
                                       23